Share-Based Compensation (Changyou 2008 Share Incentive Plan, Before Initial Public Offering, Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2009	Dec. 31, 2008
Changyou 2008 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance					2,000,000
Shares reserved for future issuance as a result of a stock split				20,000,000
Changyou 2008 Share Incentive Plan [Member] | Class B ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance					1,774,000
Changyou 2008 Share Incentive Plan [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance					226,000
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Tao Wang and senior management and certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ (300,000)	$ 300,000
Unrecognized compensation expenses	0
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Class B ordinary shares [Member] | Tao Wang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated shares/restricted share units granted	15,000,000
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Class A and/ or Class B restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted share units, vested	$ 0	$ 1,100,000	$ 36,100,000
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Class A and/ or Class B restricted share units [Member] | Certain executive officers and certain employees and certain Sohu employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated shares/restricted share units granted	3,196,000